Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Transfers and Servicing [Abstract]
Beginning balance	¥ 70,254	¥ 63,754
Increase mainly from loans sold with servicing retained	9,546	13,285
Decrease mainly from amortization	(13,959)	(13,518)
Increase (Decrease) from the effects of changes in foreign exchange rates	6,424	6,733
Ending balance	¥ 72,265	¥ 70,254